Basis of preparation (Tables)	12 Months Ended
Mar. 31, 2024
Basis of preparation
Schedule of impact on consolidated financial statements due to hyperinflation

	Increase/(decrease)	Increase/(decrease)
	2024	2023
	€m	€m
Impact on the consolidated income statement for the years ended 31 March
Revenue	111	85
Operating profit[1]	66	(87)
Profit for the financial year[1]	(169)	(123)

	Increase/(decrease)	Increase/(decrease)
	31 March 2024	31 March 2023
	€m	€m
Impact on the consolidated statement of financial position at 31 March
Net assets	981	814
Equity attributable to owners of the parent	913	777
Non-controlling interests	68	37

Note:

1Includes €360 million gain on the net monetary assets/liabilities (2023: €198 million gain).